Business combination (Details 7) - BRL (R$) R$ in Thousands		Jan. 27, 2022	Aug. 10, 2021
Non-current
Gross contractual amount receivable for acquired trade receivables			R$ 56,854
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables			R$ 541
Somo Group
Current
Cash and cash equivalents		R$ 98,701
Trade receivables	[1]	38,677
Contract assets		13,359
Recoverable taxes		275
Other assets		2,454
Current assets		153,466
Non-current
Deferred taxes		8,061
Property, plant and equipment (note 13)		2,359
Right-of-use assets (note 15)		6,800
Intangible assets (note 14)		57,285
Non-current assets		74,505
Total assets		227,971
Current
Suppliers and other payables		30,409
Loans and borrowings (note 13)		25,213
Lease liabilities		4,440
Contract liabilities		730
Tax liabilities		3,948
Salaries and welfare charges		9,668
Other liabilities		11,295
Current liabilities		85,703
Non-current
Loans and borrowings (note 13)		9,267
Lease liabilities		2,360
Other liabilities		406
Non-current liabilities		12,033
Total liabilities		97,736
Total identifiable net assets acquired		130,235
Gross contractual amount receivable for acquired trade receivables		38,703
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables		R$ 26

[1]	Gross contractual amount receivable was R$ 38,703 and R$ 26 was not expected to be collected.